Financial Expenses (Income), Net	12 Months Ended
Dec. 31, 2022
Financial Expenses (Income), Net [Abstract]
FINANCIAL EXPENSES (INCOME), NET
NOTE 14:	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2022	2021	2020

Financial (income):
Change in fair value of warrants and capital note presented at fair value	$(91,516)	$(8,112,118)	$—
Interest and change in fair value in connection with convertible loans	(167,364)	—	—
Foreign exchange income, net	(354,725)	—	—

Financial expenses:
Change in fair value of warrants and capital note presented at fair value	—	—	7,011,437
Interest, accretion back and change in fair value in connection with convertible loans	—	7,892,632	2,597,476
Foreign exchange loss, net	—	44,270	175,877
Other	85,410	124,312	29,815

	$(528,195)	$(50,904)	$9,814,605